Loans payable (Narrative) (Details) - CAD ($)	1 Months Ended		12 Months Ended
	Apr. 22, 2021	Sep. 30, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 12, 2021	Jun. 08, 2021	Jan. 31, 2017	Nov. 30, 2016
Disclosure of detailed information about borrowings [line items]
Interest payable						$ 1,567	$ 17,883
Promissory settled by shares			$ 0	$ 131,250
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum		10.00%
Borrowings, maturity		February 25, 2015
Interest payable			183,169	141,929
Current borrowings			460,496	126,780	$ 127,320
Additional			325,056	0
Director Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable			450,378	429,535
Current borrowings			257,742	343,796	345,004
Director Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum								10.00%
Director Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum								12.00%
Executive Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable			116,147	134,405
Current borrowings			0	87,186	152,640
Additional			0	178,937
Executive Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum									10.00%
Executive Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum									12.00%
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable			0	10,987
Current borrowings			0	90,000	221,250
Promissory settled by shares	$ 131,250		(90,000)	$ (131,250)
Promissory note related to expired convertible	$ 165,497
Additional					$ 56,250
Number of common shares issued in exchange of settlement of debt	133,465
Cash payment For settlement of promissory note	$ 15,000
Private Placement [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable			77,198
Promissory settled by shares			$ 141,181